Income Taxes	12 Months Ended
Mar. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

6. INCOME TAXES

The Company has no tax provision for any period presented due to its history of operating losses. Significant components of deferred income tax assets and liabilities at March 31, 2017 and 2016 are presented below. Management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance to reduce deferred tax assets to zero.

At March 31, 2017, we had federal net operating loss carryforwards, or NOLs, of approximately $10,350,000 that are available to offset future federal taxable income and will expire in the years through 2037. At March 31, 2017, we had state NOLs of approximately $10,100,000 that will expire if unused through 2037.

Significant components of the Company’s deferred tax assets and liabilities are as follows as of:

	March 31,
	2017	2016
Deferred income tax assets:
Net operating loss carryforwards	$4,300,000	$3,630,000
Share-based compensation	3,245,000	2,540,000
Research credits	63,000	63,000
Other, net	40,000	40,000
Less: Valuation allowance	(7,648,000)	(6,273,000)
Net deferred income tax assets (liabilities)	$-	$-

Reconciliation of the effective income tax rate to the U.S. statutory rate is as follows:

	Year Ended
	March 31,
	2017	2016
Federal Statutory tax rate	(34)%	(34)%
State tax, net of federal benefit	(8)%	(5)%
	(42)%	(39)%
Valuation allowance	42%	39%
Effective tax rate	-%	-%

The Company adopted accounting rules which address the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Under these rules, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the financial statements from such a position are measured based on the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement. These accounting rules also provide guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. As of March 31, 2017, no liability for unrecognized tax benefits was required to be recorded. The Company has a policy of recognizing tax related interest and penalties as additional tax expense when incurred. During the years ended March 31, 2017 and 2016, the Company did not recognize any interest and penalties.